Financial Instruments (Details) - Schedule of Outstanding Derivative Financial Instruments - Derivatives [member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
USD – BRL [Member]
Debt
Notional value	R$ 50
Due date	2023
Outstanding derivative financial instruments		R$ (36)
IPCA – BRL [Member]
Debt
Notional value	R$ 1,972
Due date	2028, 2029 and 2031
Outstanding derivative financial instruments	R$ 267	180
Fixed rate x CDI [Member]
Debt
Notional value	R$ 879
Due date	2027
Outstanding derivative financial instruments	R$ (5)
Fixed rate x CDI One [Member]
Debt
Notional value	R$ 54
Due date	2027
Outstanding derivative financial instruments	R$ 2	1
Fixed rate x CDI Two [Member]
Debt
Notional value	R$ 52
Due date	2027
Outstanding derivative financial instruments	R$ 2	1
Derivatives - Fair value hedge [Member]
Debt
Outstanding derivative financial instruments	R$ 266	R$ 146